Goodwill and Identifiable Intangible Assets - Gross Carrying Amounts and Accumulated Amortization of Identifiable Intangible Assets by Major Class (Details) (Successor [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 1,453.9	$ 1,514.7
Accumulated Amortization	(153.9)	(75.1)
Net Book Value, definite-lived	1,300.0	1,439.6
Trademarks [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Net Book Value, indefinite-lived	284.4	284.4
In Process Research and Development [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Net Book Value, definite-lived	5.2	15.7	25.4
Technology-Based Intangible Assets [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	411.8	425.2
Accumulated Amortization	(76.3)	(37.3)
Net Book Value, definite-lived	335.5	387.9
Weighted average amortization periods (years)	10 years	10 years
Trademarks [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	41.8	41.7
Accumulated Amortization	(5.5)	(2.6)
Net Book Value, definite-lived	36.3	39.1
Weighted average amortization periods (years)	14 years 9 months 18 days	14 years 9 months 18 days
Customer Relationships [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	713.9	761.9
Accumulated Amortization	(71.3)	(34.9)
Net Book Value, definite-lived	642.6	727.0
Weighted average amortization periods (years)	19 years 4 months 24 days	19 years 4 months 24 days
Noncompete Agreements [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	2.0	1.5
Accumulated Amortization	(0.8)	(0.3)
Net Book Value, definite-lived	$ 1.2	$ 1.2
Weighted average amortization periods (years)	4 years 6 months 22 days	4 years